The Millicom Group - A.3.2. Acquisitions and disposals of interests in associates (Details) - USD ($) $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 19, 2017	Dec. 18, 2017	Apr. 30, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Africa Internet Holding GmbH (AIH)
Disclosure of associates [line items]
Gain (loss) on dilution in investment by associate							$ 43
Dilution in investment in associate percent							10.00%
Proportion of ownership interest in associate					10.15%	10.15%
Africa Internet Holding GmbH (AIH) | Dilution of interest in associate
Disclosure of associates [line items]
Gain (loss) on dilution in investment by associate				$ 7
Helios Towers Africa Ltd (HTA)
Disclosure of associates [line items]
Gain (loss) on dilution in investment by associate							$ 16
Proportion of ownership interest in associate					22.83%	22.83%	22.80%	28.20%
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate					35.00%	35.00%	35.00%
Impairment loss						$ 48	$ 40
Gains (losses) on disposal			$ (11)
Milvik AB
Disclosure of associates [line items]
Gain (loss) on dilution in investment by associate	$ 11
Proportion of ownership interest in associate	12.00%	20.40%			12.30%	12.30%
Contributions to associate by other investors	$ 97
Proceeds from sales of interests in associates	24
Gains (losses) on disposal	$ 21